Acquisition of Phantom Farms - Schedule of purchase price and allocation - Phantom Farms (Details) - USD ($)	Jan. 31, 2020	Feb. 04, 2019	Jan. 31, 2019	Jan. 31, 2018
Disclosure of detailed information about business combination [line items]
Biological assets	$ 1,408,271		$ 1,870,540	$ 0
Right-of-use assets	4,660,688		7,744,611
Lease liability	(5,001,362)
Consideration payable	846,256		1,375,268	$ 0
Promissory note payable	$ 1,136,065		$ 1,845,830
Phantom Farms
Disclosure of detailed information about business combination [line items]
Cash		$ 13,121
Receivables		166,346
Inventory		884,113
Biological assets		75,499
Other assets		52,234
Property and equipment		92,501
Right-of-use assets		2,251,451
Lease liability		(2,251,451)
Brand		622,308
Customer relationships		581,616
Licenses		156,750
Goodwill		8,009,248
Accounts payable and accrued liabilities		(114,476)
Total assets and liabilities acquired		10,539,260
Cash deposits on closing date		3,200,000
Common shares issued		2,507,138
Stock warrants issued		793,745
Consideration payable		3,748,377
Promissory note payable		290,000
Total consideration		$ 10,539,260